GENERAL INFORMATION - Cash consideration received for sale of Bangladesh tower portfolio in 2023 (Details) ৳ in Millions, $ in Millions				6 Months Ended
	Dec. 31, 2023 BDT (৳) renewalPeriod	Dec. 31, 2023 USD ($)	Nov. 15, 2023 BDT (৳) tower	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) renewalPeriod
Disclosure of detailed information about financial instruments [line items]
Disposals | $				$ 22	$ 12
Banglalink | Tower portfolio in Bangladesh
Disclosure of detailed information about financial instruments [line items]
Number of towers | tower			2,012
Towers sold as a percentage of total infrastructure portfolio			0.3333
Consideration received for PPE	৳ 11,000	$ 97	৳ 11,000
Lease period	12 years	12 years
Number of renewal periods | renewalPeriod	7					7
Renewal period	10 years	10 years
Legal and regulatory costs	৳ 855	$ 8
Gains from sale and leaseback	4,000	34
Right-of-use assets	550					$ 5
Disposals	950	$ 9
Banglalink | Tower portfolio in Bangladesh | Lease liability in a sale and leaseback
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	৳ 10,000					$ 91